Average Annual Total Returns - Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 300 China A-Shares ETF before tax Inception Date	Xtrackers Harvest CSI 300 China A-Shares ETF before tax 1 Year	Xtrackers Harvest CSI 300 China A-Shares ETF before tax 5 Years	Xtrackers Harvest CSI 300 China A-Shares ETF before tax Since Inception	Xtrackers Harvest CSI 300 China A-Shares ETF After tax on distributions 1 Year	Xtrackers Harvest CSI 300 China A-Shares ETF After tax on distributions 5 Years	Xtrackers Harvest CSI 300 China A-Shares ETF After tax on distributions Since Inception	Xtrackers Harvest CSI 300 China A-Shares ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Harvest CSI 300 China A-Shares ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers Harvest CSI 300 China A-Shares ETF After tax on distributions and sale of fund shares Since Inception	CSI 300 Index (reflects no deductions for fees, expenses or taxes) 1 Year	CSI 300 Index (reflects no deductions for fees, expenses or taxes) 5 Years	CSI 300 Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Nov. 06, 2013	37.42%	8.46%	11.66%	37.28%	8.34%	10.14%	22.46%	6.73%	8.76%	38.26%	8.87%	12.57%	10.65%	8.93%	5.02%